Segment Financial Information	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment Financial Information	SEGMENT FINANCIAL INFORMATION
PEMEX’s primary business is the exploration and production of crude oil and natural gas, as well as the production, processing, marketing and distribution of petroleum and petrochemical products. As of June 30, 2024 and December 31, 2024 and PEMEX’s operations were conducted through seven business segments:

•Exploration and Production;
•Industrial Transformation;
•Logistics;
•Deer Park;
•the Trading Companies;
•Corporate; and
•Other Operating Subsidiary Companies.

Following the dissolution of the subsidiary entities on March 19, 2025 and pursuant the New Organic Statute, as of June 1,
2025, PEMEX’s operations are now conducted through six segments:

•Exploration and Extraction;
•Industrial Processes;
•Energy Transformation;
•Deer Park;
•the Trading Companies; and
•Other Operating Subsidiary Companies.

The primary sources of revenue for PEMEX’s business segments are as described below:
•The Exploration and Extraction segment (formerly Exploration and Production) earns revenues from domestic sales of crude oil and natural gas, and from exporting crude oil through certain of the Trading Companies. Crude oil export sales are made through the agent subsidiary company PMI CIM, to 12 major customers in various foreign markets. Approximately half of PEMEX’s crude oil is transferred to the Industrial Processes segment. Additionally, it receives income from drilling services, and servicing and repairing wells.
•The Industrial Processes segment (formerly Industrial Transformation) earns revenues from sales of refined petroleum products and derivatives, mainly to third parties within the domestic market. This segment also sells a significant portion of the fuel oil it produces to the Comisión Federal de Electricidad (Federal Eletricity Commission, or “CFE”) and a significant portion of jet fuel produced to the Aeropuertos y Servicios Auxiliares (Airports and Auxiliary Services Agency or "ASA"). The refining segment’s most important products are different types of gasoline and diesel.
•The Energy Transformation segment (previously included in the Industrial Transformation segment) earns revenues from domestic sources generated by sales of natural gas, liquefied petroleum gas, naphtha, butane and ethane and certain other petrochemicals such as methane derivatives, ethane derivatives, aromatics, ammonia, fertilizers and its derivatives.
•The Deer Park segment includes DPRLP’s operations, generates revenues from sales of distillates and gasoline in the U.S. market.
•The Trading Companies segment, which consists of PMI CIM, PMI NASA, PMI Trading, MGAS and GASOB (the “Trading Companies”), earns revenues from trading crude oil, natural gas and petroleum and petrochemical products in international markets.
•The segment related to the Other Operating Subsidiary Companies provides transportation and storage of crude oil, petroleum products and petrochemicals, administrative, financing, consulting and logistical services, as well as economic, tax and legal advice and re-insurance services to PEMEX’s subsidiary entities and companies with industrial activities. As of March 19, 2025 this segment includes the Logistics and Corporate activities, previously reported as separate segments.
•The Logistics segment (until March 18, 2025) earned income from transportation and storage of crude oil, petroleum products and petrochemicals, as well as related services, which it provides by employing pipelines and offshore and onshore resources, and from providing services related to the maintenance, handling, guarding and management of these products. As of March 19, 2025, this activity is included in the Other Operating Subsidiary Companies segment.
•The Corporate segment (until March 18, 2025) provided administrative, financing and consulting services to PEMEX’s subsidiary entities and companies. As of March 19, 2025, this activity is included in the Other Operating Subsidiary Companies segment.
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.
For the six- and three-month periods ended June 30, 2024, PEMEX presents the operating segments as they existed prior to the enactment of the 2025 Petróleos Mexicanos Law and the New Organic Statute, this information is not comparable to the 2025 amounts due to the unavailability to obtain these figures. For the three- and six-month periods ended June 30, 2025, PEMEX presents the operating segments in accordance with PEMEX's new organizational structure under the New Organic Statute (see Note 1).

As of/for the six-month period ended June 30, 2025	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	126,009,210	256,729,007	43,014,520	86,773,298	259,927,115	13,669,096	—	Ps.	786,122,246
Intersegment	109,304,916		149,458,896	12,817,193	10,157,247	224,281,594	64,035,152	(570,054,998)	—
Services income	8,345		51,809	3,716	—	757,842	266,567	—	1,088,279
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(37,993,336)		(8,950,886)	6,750,538	—	—	—	—	(40,193,684)
Cost of sales	170,389,112		289,862,435	52,869,419	94,572,264	470,693,725	67,231,106	(557,788,759)	587,829,302
Transfer of good and services	(90,411,716)		82,804,118	16,970,941	—	—	(8,798,860)	(564,483)	—
Gross income (loss)	117,351,739		24,622,273	(7,254,393)	2,358,281	14,272,826	19,538,569	(11,701,756)	159,187,539
Distribution, transportation and sale expenses	97,720		5,887,396	7,070,774	—	32,468	316,864	(2,137,876)	11,267,346
Administrative expenses	21,791,284		21,519,389	4,347,390	982,592	1,788,577	63,292,687	(9,259,968)	104,461,951
Transfer of services	46,139,526		11,022,652	1,237,460	—	—	(58,001,090)	(398,548)	—
Other revenue	10,915,544		1,094,282	976,148	(180,308)	507,452	3,122,067	—	16,435,185
Other expenses	8,531,303		(1,214,077)	(198,329)	—	5,877	198,191	82,571	7,405,536
Operating income	51,707,450		(11,498,804)	(18,735,540)	1,195,381	12,953,356	16,853,984	12,064	52,487,891
Financing income	19,442,739		193,817	17,727	426,661	695,473	109,510,086	(123,198,918)	7,087,585
Financing (cost)	83,128,629		21,481,318	1,576,414	71,636	3,496,866	93,300,771	(123,186,854)	79,868,780
Derivative financial instruments income (cost) , net	47,746,601		124,196	—	—	(326,055)	(26,612,337)	—	20,932,405
Foreign exchange income (loss), net	142,409,542		13,005,044	783,262	—	(223,535)	(36,347,247)	—	119,627,066
Profit (loss) sharing in associates	106,996		—	—	—	9,372,009	52,427,664	(61,540,567)	366,102
Welfare oil duty	103,067,978		—	—	—	—	—	—	103,067,978
Total duties, taxes and other	—		—	—	11,177	1,070,696	294,994	—	1,376,867
Net income (loss)	Ps.	75,216,721	(19,657,065)	(19,510,965)	1,539,229	17,903,686	22,236,385	(61,540,567)	Ps.	16,187,424
Total current assets	247,158,712		226,084,079	19,331,278	37,324,652	248,371,923	7,585,170,234	(7,903,755,156)	459,685,722
Total non-current assets	870,177,490		205,965,288	13,706,363	31,479,666	135,267,048	460,446,898	(57,026,230)	1,660,016,523
Total current liabilities	759,075,024		333,591,352	46,441,519	11,487,143	214,382,380	7,753,239,168	(7,903,669,647)	1,214,546,939
Total long-term liabilities	1,778,803,895		578,171,719	38,613,250	2,754,108	1,824,575	1,777,588,275	(1,267,013,983)	2,910,741,839
Total equity (deficit)	(1,420,542,717)		(479,713,704)	(52,017,128)	54,563,067	167,432,016	(1,485,210,311)	1,209,902,244	(2,005,586,533)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	63,624,507		3,282,488	311,066	1,527,687	139,530	4,512,674	—	73,397,952
Depreciation of rights of use	147,176		1,362,873	476,246	333,115	441,240	306,939	—	3,067,589
Net periodic cost of employee benefits	21,080,428		23,796,800	5,674,891	—	(1,121)	23,728,122	—	74,279,120
Interest income (1)	66,873		196,559	—	142,238	401,099	4,601,820	—	5,408,589
Interest cost (2)	(2,417,123)		1,919,644	—	71,636	2,554,461	70,856,694	—	72,985,312
(1)Included in financing income.
(2)Included in financing cost.

For the three-month period ended June 30, 2025	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	54,167,767	131,327,830	20,132,588	44,627,707	131,646,697	9,153,413	—	Ps.	391,056,002
Intersegment	2,146,794		72,386,982	2,066,820	4,085,918	108,406,353	13,616,273	(202,709,140)	—
Services income	912		30,789	2,287	—	394,286	136,746	—	565,020
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(28,964,956)		(10,865,572)	5,257,172	—	—	—	—	(34,573,356)
Cost of sales	87,222,437		87,689,472	15,756,588	47,311,295	235,542,289	34,360,873	(201,008,473)	306,874,481
Transfer of good and services	(56,277,312)		48,669,714	16,970,941	—	—	(8,798,859)	(564,484)	—
Gross income (loss)	(3,594,608)		56,520,843	(5,268,662)	1,402,330	4,905,047	(2,655,582)	(1,136,183)	50,173,185
Distribution, transportation and sale expenses	41,069		579,589	6,635,523	—	17,778	249,007	(500,311)	7,022,655
Administrative expenses	8,254,385		8,744,443	4,017,994	581,534	1,094,248	35,230,366	(376,893)	57,546,077
Transfer of services	46,139,526		11,022,652	1,237,460	—	—	(58,001,090)	(398,548)	—
Other revenue	1,370,753		575,033	249,850	31,431	250,813	1,595,181	—	4,073,061
Other expenses	(2,556,795)		(1,104,786)	(2,595,414)	—	2,860	6,890,103	141,285	777,253
Operating (loss) income	(54,102,040)		37,853,978	(14,314,375)	852,227	4,040,974	14,571,213	(1,716)	(11,099,739)
Financing income	459,577		95,278	8,049	209,431	342,085	31,291,696	(30,087,683)	2,318,433
Financing (cost)	31,491,427		920,156	243,197	34,764	1,530,749	34,336,018	(30,089,399)	38,466,912
Derivative financial instruments income (cost) , net	22,412,164		66,358	—	—	48,999	(3,442,676)	—	19,084,845
Foreign exchange income (loss), net	153,814,581		15,932,366	1,867,270	—	(200,661)	(36,728,501)	—	134,685,055
Profit (loss) sharing in associates	106,996		—	—	—	3,490,571	76,153,177	(79,451,943)	298,801
Welfare oil duty	47,225,596		—	—	—	—	—	—	47,225,596
Total duties, taxes and other	—		—	—	9,175	(48,318)	117,674	—	78,531
Net income (loss)	Ps.	43,974,255	53,027,824	(12,682,253)	1,017,719	6,239,537	47,391,217	(79,451,943)	Ps.	59,516,356
Depreciation and amortization of wells, pipelines, properties, plant and equipment	32,587,239		1,684,453	150,247	706,214	69,531	2,296,248	—	37,493,932
Depreciation of rights of use	71,547		669,795	238,123	164,093	380,473	164,455	—	1,688,486
Net periodic cost of employee benefits	10,368,100		9,576,172	4,937,157	—	(2,679)	11,605,573	—	36,484,323
Interest income (1)	23,111		97,263	—	72,220	198,028	1,817,572	—	2,208,194
Interest cost (2)	(987,293)		998,958	—	34,764	1,080,519	33,473,579	—	34,600,527

(1)Included in financing income.
(2)Included in financing cost.

For the six month period ended June 30, 2024	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	167,641,188	321,320,541	—	75,731,508	237,448,242	—	11,922,829	—	Ps.	814,064,308
Intersegment	259,533,761		175,962,347	47,053,985	10,587,880	251,549,157	20,680,704	24,259,194	(789,627,028)	—
Services income	13,198		176,669	247,635	189	909,804	439	14,203	—	1,362,137
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	19,014,931		(36,392,092)	(171,830)	—	—	—	—	—	(17,548,991)
Cost of sales	255,656,439		563,805,165	38,613,054	84,944,760	481,817,572	550,181	30,068,714	(769,704,562)	685,751,323
Gross income (loss)	190,546,639		(102,737,700)	8,516,736	1,374,817	8,089,631	20,130,962	6,127,512	(19,922,466)	112,126,131
Distribution, transportation and sale expenses	331,001		10,200,978	156,381	—	70,287	90,646	32,711	(3,149,384)	7,732,620
Administrative expenses	19,893,862		27,138,630	7,628,389	793,223	1,687,434	40,703,996	3,317,432	(16,686,510)	84,476,456
Other revenue	3,436,975		3,174,426	428,958	7,892	267,312	154,826	1,110,728	—	8,581,117
Other expenses	2,227,199		1,006,202	100,651	39	16,441	73,347	114,370	(85,701)	3,452,548
Operating income	171,531,552		(137,909,084)	1,060,273	589,447	6,582,781	(20,582,201)	3,773,727	(871)	25,045,624
Financing income	37,075,735		541,629	10,009,689	544,536	594,955	114,406,269	1,012,875	(153,991,237)	10,194,451
Financing cost	92,949,387		17,540,997	188,074	94,061	3,575,805	109,327,911	1,416,355	(153,992,108)	71,100,482
Derivative financial instruments (Cost) income, net	(10,739,208)		156,741	—	92,182	(644,612)	(4,648,420)	—	—	(15,783,317)
Foreign exchange (loss) income, net	(20,632,464)		(124,477,013)	(195,264)	—	(458,402)	21,003,651	(1,535,650)	—	(126,295,142)
Profit (loss) sharing in associates	106,495		(481,453)	1,005	—	2,011,406	(260,831,141)	2,448,484	257,010,420	265,216
Total duties, taxes and other	77,700,631		—	2,718,193	48,019	1,528,638	8,639,331	338,895	—	90,973,707
Net (loss) income	Ps.	6,692,092	(279,710,177)	7,969,436	1,084,085	2,981,685	(268,619,084)	3,944,186	257,010,420	Ps.	(268,647,357)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	63,013,017		5,382,944	3,197,671	1,086,616	136,235	284,137	1,158,009	—	74,258,629
Depreciation of rights of use	160,421		1,566,853	184,726	278,446	349,543	301,264	74,423	—	2,915,676
Net periodic cost of employee benefits	19,412,723		27,750,107	4,532,084	—	1,575	17,267,857	31,314	—	68,995,660
Interest income (1)	101,686		345,114	9,686	168,334	232,728	4,546,423	784,037	—	6,188,008
Interest cost (2)	(2,909,555)		1,545,832	188,052	94,061	2,777,427	64,999,656	1,070,365	—	67,765,838
(1)Included in financing income.
(2)Included in financing cost.

For the three-month period ended June 30, 2024	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	80,381,858	162,876,687	—	36,443,936	125,830,318	—	3,312,152	—	Ps.	408,844,951
Intersegment	127,496,911		83,025,869	21,356,659	4,191,797	131,813,310	3,984,549	13,845,389	(385,714,484)	—
Services income	7,062		129,672	125,330	189	413,480	229	7,153	—	683,115
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	26,544,569		(36,447,717)	—	—	—	—	—	—	(9,903,148)
Cost of sales	128,940,546		286,417,550	17,770,354	43,208,832	255,261,210	345,972	13,725,122	(382,103,636)	363,565,950
Gross income (loss)	105,489,854		(76,833,039)	3,711,635	(2,572,910)	2,795,898	3,638,806	3,439,572	(3,610,848)	36,058,968
Distribution, transportation and sale expenses	176,671		6,460,984	75,331	—	44,547	105,190	7,598	(1,633,383)	5,236,938
Administrative expenses	4,980,119		13,130,212	3,113,482	407,525	973,831	21,089,075	2,028,930	(1,971,427)	43,751,747
Other revenue	2,275,170		1,202,875	288,531	4,477	132,892	94,448	333,101	—	4,331,494
Other expenses	1,934,080		628,408	73,329	39	2,875	31	107,510	7,394	2,753,666
Operating (loss) income	100,674,154		(95,849,768)	738,024	(2,975,997)	1,907,537	(17,461,042)	1,628,635	(13,432)	(11,351,889)
Financing income	18,118,052		111,964	5,085,301	294,335	303,587	45,927,650	472,615	(66,658,342)	3,655,162
Financing cost	35,781,051		9,070,167	113,516	59,622	1,705,639	56,110,727	845,777	(66,671,774)	37,014,725
Derivative financial instruments (cost) income, net	3,101,430		134,318	—	50,114	(123,788)	(13,226,530)	—	—	(10,064,456)
Foreign exchange (loss) income, net	(40,337,478)		(143,297,563)	(232,514)	—	(469,194)	25,072,565	(419,055)	—	(159,683,239)
Profit (loss) sharing in associates	118,177		141,501	1,000	—	(3,405,399)	(248,337,275)	(7,991,634)	259,707,949	234,319
Total duties, taxes and other	45,955,816		—	2,048,151	14,297	1,585,992	9,179,826	320,653	—	59,104,735
Net (loss) income	Ps.	(62,532)	(247,829,715)	3,430,144	(2,705,467)	(5,078,888)	(273,315,185)	(7,475,869)	259,707,949	Ps.	(273,329,563)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	36,032,330		2,462,100	1,546,745	546,688	68,092	141,106	580,871	—	41,377,932
Depreciation of rights of use	79,551		806,040	101,379	141,115	165,334	150,632	51,979	—	1,496,030
Net periodic cost of employee benefits	9,524,925		13,625,957	2,132,369	—	(838)	8,498,722	15,399	—	33,796,534
Interest income (1)	60,432		103,461	5,881	80,210	123,309	1,669,357	357,094	—	2,399,744
Interest cost (2)	(1,289,026)		803,101	113,494	59,622	1,281,389	34,001,347	645,160	—	35,615,087
(1)Included in financing income.
(2)Included in financing cost.

As of December 31, 2024	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Total current assets	Ps.	1,122,872,816	225,147,273	294,804,303	32,870,141	287,375,832	2,040,342,693	111,987,963	(3,675,846,301)	Ps.	439,554,720
Total non-current assets	938,768,113		590,508,074	127,928,147	34,744,185	130,862,284	(171,049,739)	567,969,098	(450,532,299)	1,769,197,863
Total current liabilities	696,209,532		1,728,102,735	86,307,404	7,891,750	255,198,459	2,051,344,378	58,229,460	(3,675,760,337)	1,207,523,381
Total long-term liabilities	1,934,280,036		575,378,552	71,857,552	1,950,666	1,814,052	1,801,449,926	56,777,221	(1,458,503,067)	2,985,004,938
Total equity (deficit)	(568,848,639)		(1,487,825,940)	264,567,494	57,771,910	161,225,605	(1,983,501,350)	564,950,380	1,007,884,804	(1,983,775,736)